Harness Absolute Return Fund
Trading Symbol: HIARX
September 29, 2009

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus and other information about the Fund online at http://www.HarnessIMG.com.  You may also obtain this information at no cost by calling 1-877-9HARNES.  The Fund’s prospectus and statement of additional information, both dated September 29, 2009, are incorporated by reference into this Summary Prospectus.

Investment Objective
The investment objective of the Harness Absolute Return Fund (the “Fund”) is to provide positive absolute returns above inflation, regardless of the performance of traditional markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.65%
Other Expenses	1.81%
Total Annual Fund Operating Expenses	3.46%
Less: Fee Waiver/Expense Reimbursements	1.67%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement(1)	1.79%

(1)
Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Harness Investment Management Group, LLC (the “Adviser”), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses do not exceed 1.79% of the Fund’s average net assets through December 31, 2012, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  This waiver can only be terminated by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for management fees it waived and Fund expenses it paid.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$182	$563

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Fund’s performance.

Principal Investment Strategies
To achieve its investment objective, the Fund seeks to provide returns above inflation of three-to-five percent over rolling three-year periods with moderate levels of volatility.  To achieve this, the Fund may, among other strategies, seek to profit from either rising or falling prices across a broad range of asset classes.  With this objective in mind, the Adviser determines whether to buy or sell an individual investment for the Fund if anticipated profits from a particular investment, when considered amongst the range of other investments of the Fund, is expected to contribute to an attractive return above inflation or help manage particular unwanted risk exposures that may have accumulated as a result of Fund investments.  The asset classes the Fund may invest in include fixed-income (including inflation-protected, domestic, international or emerging market), equities (including domestic, international or emerging market), real estate (including domestic and international), commodities (including energy, agricultural, industrial and precious metals) or currencies.  The Fund may invest in these asset classes directly (except for real estate and commodities) or through derivative instruments.  The Fund will gain exposure to the real estate asset class through publicly traded real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”) that hold publicly traded REITs.  A REIT is a security of a company that invests in real estate, either through real estate property, mortgages and similar real estate investments, or both.  The Fund’s investments in the commodities asset class will consist of futures, options on futures, structured notes, ETFs and exchange traded notes (“ETNs”) linked to commodities.  The Fund may invest up to 100% of its net assets in ETFs.  The Adviser may adjust the Fund’s asset allocations at any time.  However, allocations to any particular asset class or individual securities within each asset class are limited as follows:

Asset Class Limits

•	Equities: 40%
•	Commodities: 40%
•	Real Estate: 40%
•	Currencies: 10%

Individual Securities Within Each Asset Class

•	Single Stock: 4% or less
•	Single Real Estate Investment Trust: 4% or less
•	Specific Commodity: 10% or less

At any point in time, the Fund may or may not have significant exposure to a particular asset class, or derivative instruments linked to securities that comprise these asset classes.  Furthermore, the Fund does not intend to concentrate its portfolio in any particular asset class or security linked to an asset class. The Adviser will seek to achieve the Fund’s investment objective by allocating the Fund’s portfolio assets among each of these asset classes in response to, or in anticipation of, movements in the market.

The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  Since the Fund is non-diversified, its net asset value (“NAV”) and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

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Management Risk.  The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The risk that certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•
Non-Diversified Fund Risk.  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.

•
High Portfolio Turnover Risk.  The risk that a high portfolio turnover rate has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of gains than if the Fund had a low portfolio turnover rate, which may lead to a higher tax liability.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
•
Judgment Risk. The risk that the Adviser’s judgment regarding any decision in the Fund, such as the timing of the future direction of prices, spreads between prices or the timing of the anticipated magnitude of price changes for particular assets may prove incorrect, thereby adversely affecting the performance of the Fund.

•
Equity Market Risk.  The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change, and the risk the dividend on preferred stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

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Large-Cap Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

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Small-, Mid- and Micro-Cap Company Risk.  The risk that small-, mid- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

•
Fixed Income Securities Risks.  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.  Fixed income securities are generally subject to credit risk, that is the risk that an issuer will not make timely payments of principal and interest.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High-Yield Debt Securities Risk.  The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

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Foreign Securities Risk.  The risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

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Emerging Markets Risk.  The risk that countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

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Shares of Other Investment Companies Risk.  The risk that you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

•
Exchange-Traded Funds Risk. The risk related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

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Exchange-Traded Notes Risk.  The risk that the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced commodity. ETNs are also subject to the risk of being illiquid.  When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

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Commodities Risk.  The risk that the price of securities and derivatives linked to commodity prices may not move in a manner similar to the broad commodity market. Investments in companies involved in commodity-related businesses bear the risk that the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity.

•
Real Estate Risk.  The risk that adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest.

•
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that falling interest rates could cause faster-than-expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates.  Rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

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U.S. Government and U.S. Agency Obligations Risk.  The risk that there can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

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Derivative Securities Risk.  The risk that the Fund’s use of derivatives will cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

•
Options and Futures Risk.  When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract.  Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

•
Repurchase Agreement Risk.  The risk that the repurchase price may be higher than the purchase price, the difference being income to the Fund.  It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the U.S. Government security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.

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Reverse Repurchase Agreement Risk.  The risk that that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Fund.  Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Fund.

•	Swap Agreement Risk. The risk that a swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.
•	Synthetic Instruments Risk. The risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
•
Private Placements and Restricted Securities Risk.  The risk that because there is a limited market for restricted securities, the Fund may find it difficult to sell the securities and to the extent the securities are sold in privately negotiated transactions, the Fund may have to sell them at a lower price than if they were sold publicly.

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When-Issued Securities Risk.  The risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

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Tax Risk.  Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

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Implementation Risks.  The risks that arise as the Adviser implements the Fund’s investment strategy with respect to any particular asset class, including the risk that the change in value of a particular derivative contract may not track the price change of the underlying assets that the security is intended to represent, the risk that the change in value of a particular derivative instrument may not correlate well with the price change of the security for which the instrument is intended as a hedge, the risk that the market value of an option contract, or option premium, may decrease as the option contract approaches expiration, the risk that a security or derivative can magnify Judgment Risks, discussed above, and counterparty risk.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

Investment Adviser
Harness Investment Management Group, LLC is the Fund’s investment adviser.

Portfolio Manager
Donald Yocham, CFA, Managing Director of the Adviser, is the Portfolio Manager for the Fund.

Purchase and Sale of Fund Shares
You may conduct transactions by mail (Harness Absolute Return Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701 (for regular mail) or 615 East Michigan Street, 3rd Floor (for overnight or express mail), Milwaukee, WI 53201-0701), or by telephone at 1-877-9HARNES.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial amount of investment in the Fund is $10,000.  Subsequent investments may be made with a minimum investment amount of $2,500.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.